Financial Assets at Amortised Cost - Other Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Financial Assets [Abstract]
Financial assets pledged as collateral	$ 15,666,596	$ 16,562,656
Other receivables	10,239,128	13,247,083
Receivable from financial institution for spot transactions pending settlement	2,614,126	1,682,087
Receivable from non-financial institution for spot transactions pending settlement	8,098	157,355
Others	197,522	208,156
Allowances for loan losses	(288,056)	(399,045)
TOTAL	$ 28,437,414	$ 31,458,292